EMPLOYEE RETIREMENT BENEFITS	12 Months Ended
Jun. 30, 2023
EMPLOYEE RETIREMENT BENEFITS
EMPLOYEE RETIREMENT BENEFITS

NOTE 11 -           EMPLOYEE RETIREMENT BENEFITS

The Company has made employee benefit contributions in accordance with Chinese relevant regulations, including retirement insurance, unemployment insurance, medical insurance, housing fund, work injury insurance and birth insurance. The Company recorded the contribution in the salaries and employee charges when incurred. The contributions made by the Companies were $32 239 and $89,501 for the year ended June 30, 2023 and 2022, respectively.